MEG-Q3

Quarterly Report
August 31, 2025
MFS®  Growth Fund

Portfolio of Investments
8/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace & Defense – 2.9%
Curtiss-Wright Corp.	190,676	$91,171,730
General Electric Co.	2,264,636	623,227,827
Howmet Aerospace, Inc.	3,712,971	646,428,251
		$1,360,827,808
Broadcasting – 3.7%
Netflix, Inc. (a)	895,388	$1,081,852,551
Spotify Technology S.A. (a)	937,895	639,531,843
		$1,721,384,394
Brokerage & Asset Managers – 3.8%
Apollo Global Management, Inc.	1,487,800	$202,682,994
Ares Management Co.	1,885,113	337,812,249
KKR & Co., Inc.	5,326,773	743,031,566
LPL Financial Holdings, Inc.	465,868	169,799,569
NASDAQ, Inc.	3,341,510	316,574,657
		$1,769,901,035
Business Services – 1.6%
CoStar Group, Inc. (a)	2,673,136	$239,218,941
TransUnion	2,741,390	242,338,876
Verisk Analytics, Inc., “A”	871,868	233,765,248
		$715,323,065
Computer Software – 21.6%
AppLovin Corp. (a)	626,660	$299,913,209
Atlassian Corp. (a)	1,012,872	180,068,384
Autodesk, Inc. (a)	2,247,845	707,396,821
Cadence Design Systems, Inc. (a)	1,809,213	634,002,512
CrowdStrike Holdings, Inc. (a)	477,820	202,452,334
Datadog, Inc., “A” (a)	1,139,811	155,789,367
Figma, Inc. (a)	70,965	4,987,420
Guidewire Software, Inc. (a)	1,108,108	240,481,598
Intuit, Inc.	266,636	177,846,212
Microsoft Corp.	13,026,958	6,600,629,349
SAP SE	885,140	239,931,209
ServiceNow, Inc. (a)	166,108	152,397,446
Synopsys, Inc. (a)	646,601	390,236,636
		$9,986,132,497
Computer Software - Systems – 5.0%
Apple, Inc.	7,717,646	$1,791,574,342
Arista Networks, Inc. (a)	2,153,181	294,016,866
Shopify, Inc. (a)	1,514,576	213,979,297
		$2,299,570,505
Construction – 0.5%
Vulcan Materials Co.	828,464	$241,215,578
Consumer Services – 0.4%
Uber Technologies, Inc. (a)	2,174,487	$203,858,156
Electrical Equipment – 1.7%
Amphenol Corp., “A”	7,280,494	$792,554,577

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 18.3%
Broadcom, Inc.	2,372,035	$705,419,489
KLA Corp.	236,942	206,613,424
NVIDIA Corp.	41,631,458	7,251,367,354
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,399,313	323,059,392
		$8,486,459,659
Energy - Renewables – 1.8%
GE Vernova, Inc.	1,351,085	$828,174,572
Gaming & Lodging – 1.1%
Hilton Worldwide Holdings, Inc.	1,835,119	$506,602,951
Insurance – 0.4%
Arthur J. Gallagher & Co.	544,967	$164,988,759
Interactive Media Services – 10.5%
Alphabet, Inc., “A”	8,917,614	$1,898,649,197
Meta Platforms, Inc., “A”	3,998,107	2,953,401,641
		$4,852,050,838
Leisure & Toys – 0.7%
Take-Two Interactive Software, Inc. (a)	1,474,769	$344,019,365
Machinery & Tools – 2.5%
Eaton Corp. PLC	1,777,178	$620,483,927
Roper Technologies, Inc.	321,335	169,121,824
Trane Technologies PLC	915,111	380,320,131
		$1,169,925,882
Major Banks – 0.2%
Goldman Sachs Group, Inc.	145,128	$108,156,642
Medical & Health Technology & Services – 0.4%
Veeva Systems, Inc. (a)	645,258	$173,703,454
Medical Equipment – 4.5%
Abbott Laboratories	1,827,728	$242,466,396
Boston Scientific Corp. (a)	5,256,297	554,539,333
Danaher Corp.	463,489	95,395,306
DexCom, Inc. (a)	1,814,741	136,722,587
Intuitive Surgical, Inc. (a)	557,532	263,877,108
Medtronic PLC	2,600,786	241,378,949
Thermo Fisher Scientific, Inc.	1,148,166	565,724,352
		$2,100,104,031
Natural Gas - Pipeline – 0.8%
Cheniere Energy, Inc.	1,493,491	$361,155,994
Other Banks & Diversified Financials – 4.8%
Mastercard, Inc., “A”	2,739,520	$1,630,808,861
Moody's Corp.	542,109	276,345,484
Visa, Inc., “A”	922,915	324,663,038
		$2,231,817,383
Real Estate – 0.4%
CBRE Group, Inc., “A” (a)	1,245,039	$201,845,723

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 0.7%
Starbucks Corp.	3,568,001	$314,662,008
Specialty Chemicals – 0.5%
Linde PLC	480,225	$229,686,815
Specialty Stores – 8.7%
Amazon.com, Inc. (a)	16,098,954	$3,686,660,466
O'Reilly Automotive, Inc. (a)	3,086,192	319,976,387
		$4,006,636,853
Tobacco – 1.3%
Philip Morris International, Inc.	3,661,721	$611,983,431
Utilities - Electric Power – 0.7%
Vistra Corp.	1,798,251	$340,067,247
Total Common Stocks		$46,122,809,222
Mutual Funds (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 4.33% (v)	218,301,137	$218,322,967

Other Assets, Less Liabilities – 0.0%		6,932,586
Net Assets – 100.0%		$46,348,064,775

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $218,322,967 and
$46,122,809,222, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$46,122,809,222	$—	$—	$46,122,809,222
Investment Companies	218,322,967	—	—	218,322,967
Total	$46,341,132,189	$—	$—	$46,341,132,189
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended August 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$184,135,200	$5,063,258,711	$5,028,998,280	$(83,527)	$10,863	$218,322,967

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$17,024,839	$—